Class I Shares [Member] Performance Management - Class I Shares [Member] - Janus Henderson Government Money Market Fund	Jun. 30, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. American Cancer Society Support – Class T Shares (formerly named Class J Shares, the initial share class) of the Fund commenced operations with the Fund’s inception. American Cancer Society Support – Class I Shares of the Fund commenced operations on December 9, 2024. The performance shown for American Cancer Society Support – Class I Shares for the period February 14, 1995 to December 31, 2023, reflects the performance of the Fund’s American Cancer Society Support – Class T Shares. If American Cancer Society Support – Class I Shares had been available during periods prior to December 31, 2023, they would have substantially similar annual returns because all classes of shares invest in the same portfolio of securities, but returns will differ only to the extent that American Cancer Society Support – Class I Shares have lower expenses.
The bar chart depicts the change in performance from year to year during the periods indicated. All figures assume reinvestment of dividends and distributions. For certain periods, the Fund’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.
The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janushenderson.com/performance or by calling 1‑877‑335‑2687.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart depicts the change in performance from year to year during the periods indicated. All figures assume reinvestment of dividends and distributions.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	American Cancer Society Support – Class T Shares of the Fund are not offered in the Prospectus. Ordinarily, American Cancer Society Support – Class I Shares would have similar annual returns because the shares are invested in the same portfolio of securities and the annual returns may likely differ to the extent that the classes do not have the same expenses.
Bar Chart [Heading]	Annual Total Returns for American Cancer Society Support – Class T Shares (calendar year-end)
Bar Chart Closing [Text Block]

Best Quarter: 4th Quarter 2023 1.22% Worst Quarter: 4th Quarter 2014 0.00%

Year to Date Return, Label [Optional Text]	Class T Shares’ year‑to‑date return as of the calendar quarter ended September 30, 2024 was 3.61%.
Performance Table Heading	Average Annual Total Returns (periods ended 12/31/23)
Performance Table Closing [Text Block]
Performance information for the Fund’s other share classes is included in the Fund’s annual and semiannual report (for the period ended December 31, 2023) and in the Fund’s Form N‑CSR filing (for the period ended June 30, 2024 and moving forward) and is available at janushenderson.com/reports or by calling 1‑877‑335‑2687.

Money Market Seven Day Yield, Caption [Optional Text]	The 7‑day yield on December 31, 2023 was 4.80% for Janus Henderson Government Money Market Fund.
Money Market Seven Day Yield	4.80%
Performance Availability Website Address [Text]	janushenderson.com/performance
Performance Availability Phone [Text]	1‑877‑335‑2687
American Cancer Society Support - Class T
Prospectus [Line Items]
Bar Chart, Year to Date Return	3.61%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	1.22%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Dec. 31, 2014